DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Statement Location and Amounts
The notional amounts and fair values of freestanding derivative instruments are shown below:

AS OF US$ MILLIONS	Primary underlying risk	June 30, 2025			December 31, 2024
		Notional Amount	Fair Value(1)		Notional Amount	Fair Value(1)
			Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange forwards	Foreign currency	$1,188	$—	$(57)	$1,625	$21	$(18)
Cross currency swaps	Foreign currency	1,891	56	—	1,330	9	(16)
Interest rate swaps	Interest rate	900	18	—	—	—	—

Derivatives not designated as hedging instruments:
Equity-indexed options	Equity	$46,394	$1,118	$(3)	$46,374	$1,311	$(5)
Equity total return swaps	Equity	470	19	(4)	18	1	—
Foreign exchange forwards	Foreign currency	3,060	12	(165)	3,684	34	(9)
Cross currency swaps	Foreign currency	416	—	(19)	38	—	—
Interest rate swaps	Interest rate	1,030	21	(5)	985	15	(9)
		$55,349	$1,244	$(253)	$54,054	$1,391	$(57)
__________________________
(1)The asset and liability balances are presented on a gross basis. Amounts are reported in “Other invested assets” and “Other liabilities” in the statements of financial position after the evaluation for rights of offset. See “Derivative Exposure” section of this note for further details.
The following represents the amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedges:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Foreign currency derivatives:
Hedged items	$(67)	$15	$(32)	$56
Derivatives designated as hedging instruments	58	(14)	23	(55)
Interest rate derivatives:
Hedged items	8	—	18	—
Derivatives designated as hedging instruments	(8)	—	(18)	—
Gains (losses) on fair value hedges	$(9)	$1	$(9)	$1

Schedule of Carrying Amount and Cumulative Fair Value of Hedging Adjustments
The following table presents the carrying amount and cumulative fair value hedging adjustments for a portion of PAB designated and qualifying as hedged items in fair value hedges:

AS OF US$ MILLIONS	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of Hedge Assets (Liabilities)
Location in the statements of financial position	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Policyholders’ account balances	$(912)	$—	$(18)	$—

Schedule of Derivatives Instruments
The following represents the amount of gains (losses) related to the derivatives not designated as hedging instruments, recognized in “Investment related gains (losses)” on the statements of operations, except for equity-indexed options which are recognized in “Change in fair value of insurance-related derivatives and embedded derivatives”:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Equity-indexed options	$232	$285	$(102)	$385
Equity total return swaps	20	—	33	—
Foreign exchange forwards	(234)	(6)	(281)	(2)
Cross currency swaps	(14)	—	(15)	—
Interest rate options	—	1	—	1
Interest rate swaps	(2)	—	3	(3)
Bond futures	—	9	—	5
Total	$2	$289	$(362)	$386

Schedule of Derivative Assets and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2025 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,118	$(65)	$1,053	$(987)	$(21)	$45
Equity total return swaps	19	—	19	—	—	19
Foreign exchange forwards	12	(12)	—	—	—	—
Cross currency swaps	56	(2)	54	—	—	54
Interest rate swaps	39	(5)	34	—	—	34
Total derivative assets	$1,244	$(84)	$1,160	$(987)	$(21)	$152

Derivative liabilities:
Equity-indexed options	$(3)	$3	$—	$—	$—	$—
Equity total return swaps	(4)	—	(4)	—	—	(4)
Foreign exchange forwards	(222)	74	(148)	—	1	(147)
Cross currency swaps	(19)	2	(17)	—	—	(17)
Interest rate swaps	(5)	5	—	—	—	—
Total derivative liabilities	$(253)	$84	$(169)	$—	$1	$(168)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of June 30, 2025, the Company held excess collateral of $59 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,311	$(5)	$1,306	$(1,298)	$—	$8
Equity total return swaps	1	—	1	—	—	1
Foreign exchange forwards	55	(1)	54	—	—	54
Cross currency swaps	9	(9)	—	—	—	—
Interest rate swaps	15	(15)	—	—	—	—
Total derivative assets	$1,391	$(30)	$1,361	$(1,298)	$—	$63

Derivative liabilities:
Equity-indexed options	(5)	5	—	—	$—	$—
Equity total return swaps	—	—	—	—	—	—
Foreign exchange forwards	$(27)	$7	$(20)	$—	$18	$(2)
Cross currency swaps	(16)	9	(7)	—	5	(2)
Interest rate swaps	(9)	9	—	—	—	—
Total derivative liabilities	$(57)	$30	$(27)	$—	$23	$(4)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2024, the Company held excess collateral of $76 million.

Schedule of Derivative Liabilities and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2025 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,118	$(65)	$1,053	$(987)	$(21)	$45
Equity total return swaps	19	—	19	—	—	19
Foreign exchange forwards	12	(12)	—	—	—	—
Cross currency swaps	56	(2)	54	—	—	54
Interest rate swaps	39	(5)	34	—	—	34
Total derivative assets	$1,244	$(84)	$1,160	$(987)	$(21)	$152

Derivative liabilities:
Equity-indexed options	$(3)	$3	$—	$—	$—	$—
Equity total return swaps	(4)	—	(4)	—	—	(4)
Foreign exchange forwards	(222)	74	(148)	—	1	(147)
Cross currency swaps	(19)	2	(17)	—	—	(17)
Interest rate swaps	(5)	5	—	—	—	—
Total derivative liabilities	$(253)	$84	$(169)	$—	$1	$(168)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of June 30, 2025, the Company held excess collateral of $59 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,311	$(5)	$1,306	$(1,298)	$—	$8
Equity total return swaps	1	—	1	—	—	1
Foreign exchange forwards	55	(1)	54	—	—	54
Cross currency swaps	9	(9)	—	—	—	—
Interest rate swaps	15	(15)	—	—	—	—
Total derivative assets	$1,391	$(30)	$1,361	$(1,298)	$—	$63

Derivative liabilities:
Equity-indexed options	(5)	5	—	—	$—	$—
Equity total return swaps	—	—	—	—	—	—
Foreign exchange forwards	$(27)	$7	$(20)	$—	$18	$(2)
Cross currency swaps	(16)	9	(7)	—	5	(2)
Interest rate swaps	(9)	9	—	—	—	—
Total derivative liabilities	$(57)	$30	$(27)	$—	$23	$(4)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2024, the Company held excess collateral of $76 million.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of embedded derivatives that have been separated from their host contracts, presented in the statements of financial position, are shown below:

AS OF US$ MILLIONS		June 30, 2025		December 31, 2024
	Location in the statements of financial position	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Modco arrangement	Reinsurance funds withheld	$6	$—	$18	$—
Indexed annuity and variable annuity product	Policyholders’ account balances	—	(6,257)	—	(1,123)
Funds withheld arrangement	Funds withheld for reinsurance liabilities	—	(63)	—	(37)
		$6	$(6,320)	$18	$(1,160)

Schedule of Derivative Instruments, Gains (Losses)
The following represents the amount of gains (losses) related to embedded derivatives recorded in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Location in the statements of operations	Three Months Ended		Six Months Ended
		2025	2024	2025	2024
Modco arrangement	Net investment results from reinsurance funds withheld	$(2)	$141	$(12)	$276
Indexed annuity and variable annuity product	Change in fair value of insurance-related derivatives and embedded derivatives	(355)	(237)	(200)	(294)
Funds withheld arrangement	Change in fair value of insurance-related derivatives and embedded derivatives	(8)	(35)	(29)	(34)
		$(365)	$(131)	$(241)	$(52)